Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2023 OF
EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)
Effective March 1, 2024, the Board of Trustees of the Funds approved management fee reductions for each Fund. The Funds’ Summary Prospectuses, Prospectuses and SAI are amended as follows:
I.
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the ClearBridge Dividend Strategy ESG ETF’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b‑1) fees	0.00
Other expenses	None
Acquired fund fees and expenses	0.01
Total annual fund operating expenses[2]	0.48
1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

2.
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example

1 Year	3 Years	5 Years	10 Years
$49	$ 154	$269	$604
II.
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the ClearBridge Large Cap Growth ESG ETF’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b‑1) fees	0.00
Other expenses	None
Total annual fund operating expenses	0.47
1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

Example

1 Year	3 Years	5 Years	10 Years
$ 48	$ 151	$263	$593

ClearBridge Dividend Strategy ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2023 OF
EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)
Effective March 1, 2024, the Board of Trustees of the Funds approved management fee reductions for each Fund. The Funds’ Summary Prospectuses, Prospectuses and SAI are amended as follows:
I.
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the ClearBridge Dividend Strategy ESG ETF’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b‑1) fees	0.00
Other expenses	None
Acquired fund fees and expenses	0.01
Total annual fund operating expenses[2]	0.48
1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

2.
Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.

Example

1 Year	3 Years	5 Years	10 Years
$49	$ 154	$269	$604

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
ClearBridge Dividend Strategy ESG ETF | ClearBridge Dividend Strategy ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%	[2]
1 Year	rr_ExpenseExampleYear01	$ 49
3 Years	rr_ExpenseExampleYear03	154
5 Years	rr_ExpenseExampleYear05	269
10 Years	rr_ExpenseExampleYear10	604
1 Year	rr_ExpenseExampleNoRedemptionYear01	49
3 Years	rr_ExpenseExampleNoRedemptionYear03	154
5 Years	rr_ExpenseExampleNoRedemptionYear05	269
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 604
ClearBridge Large Cap Growth ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST
SUPPLEMENT DATED MARCH 4, 2024
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
EACH DATED AUGUST 1, 2023 OF
EACH FUND LISTED IN SCHEDULE A (each a “Fund” and collectively, the “Funds”)
Effective March 1, 2024, the Board of Trustees of the Funds approved management fee reductions for each Fund. The Funds’ Summary Prospectuses, Prospectuses and SAI are amended as follows:
II.
The following replaces the “Annual Fund Operating Expenses” and “Example” tables in the “Fund Summary – Fees and Expenses of the Fund” section of the ClearBridge Large Cap Growth ESG ETF’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees[1]	0.47
Distribution and/or service (12b‑1) fees	0.00
Other expenses	None
Total annual fund operating expenses	0.47
1.
Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.

Example

1 Year	3 Years	5 Years	10 Years
$ 48	$ 151	$263	$593

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (%)(expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
ClearBridge Large Cap Growth ESG ETF | ClearBridge Large Cap Growth ESG ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.47%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%
1 Year	rr_ExpenseExampleYear01	$ 48
3 Years	rr_ExpenseExampleYear03	151
5 Years	rr_ExpenseExampleYear05	263
10 Years	rr_ExpenseExampleYear10	593
1 Year	rr_ExpenseExampleNoRedemptionYear01	48
3 Years	rr_ExpenseExampleNoRedemptionYear03	151
5 Years	rr_ExpenseExampleNoRedemptionYear05	263
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 593

[1]	Management fees of the fund have been restated to reflect current fiscal year fees as a result of a decrease in the Fund’s contractual management fee rate effective on March 1, 2024. If the management fees were not restated to reflect such decrease in fees, the amounts shown above would be greater.
[2]	Total annual fund operating expenses do not correlate with the ratios of expenses to average net assets reported in the financial highlights tables in the fund’s Prospectus and in the fund’s shareholder reports, which reflect the fund’s operating expenses and do not include acquired fund fees and expenses.